Leases - Additional information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Interest on lease liabilities	$ 679	$ 729
Expense relating to short-term leases	108
Expense relating to leases of low-value assets that are not shown above as short-term leases	94
Cash flows from lease liabilities, Total cash flows	$ (2,109)